INVENTORY - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Inventory obsolescence reserve	$ 0.2
Pharmacy
Inventory [Line Items]
Inventory recognized as cost of sales	7.3
Hardware
Inventory [Line Items]
Inventory recognized as cost of sales	$ 0.4
Pharmacy and hardware sales
Inventory [Line Items]
Inventory recognized as cost of sales		$ 2.6